SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands		3 Months Ended
	Jan. 10, 2025 USD ($) $ / shares shares	Mar. 20, 2025 USD ($) shares	Dec. 31, 2024 $ / shares	Jun. 14, 2024 $ / shares	Dec. 31, 2023 $ / shares	Oct. 14, 2022 $ / shares
Subsequent Event [Line Items]
Common stock, par value (usd per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Subsequent event
Subsequent Event [Line Items]
Common stock, par value (usd per share) | $ / shares	$ 0.0001
Conversion ratio	0.001
Subsequent event | Purchase Agreement
Subsequent Event [Line Items]
Number of shares issued (in shares) | shares		286,772
Proceeds		$ 700
Subsequent event | ATM Agreement
Subsequent Event [Line Items]
Number of shares issued (in shares) | shares		24,390
Subsequent event | Series A-1 Warrants
Subsequent Event [Line Items]
Number of shares called by warrants (in shares) | shares	454,546
Number of warrants cancelled	$ 350
Subsequent event | Merger Agreement
Subsequent Event [Line Items]
Base value of acquiree	4,600
Subsequent event | Merger Agreement | Decoy
Subsequent Event [Line Items]
Base value of acquiree	$ 28,000
Subsequent event | Merger Agreement | Salarius Legacy Stockholders
Subsequent Event [Line Items]
Ownership percentage	14.10%
Subsequent event | Merger Agreement | Decoy Stockholders
Subsequent Event [Line Items]
Ownership percentage	85.90%
Subsequent event | Maximum
Subsequent Event [Line Items]
Sale of stock, percentage of share In transaction	19.90%
Subsequent event | Minimum
Subsequent Event [Line Items]
Proceeds from future offerings	$ 6,000